Insurance Premiums and Service Revenue Earned	12 Months Ended
Dec. 31, 2011
Premiums Written and Earned [Abstract]
Insurance Premiums and Service Revenue Earned
3.    Insurance Premiums and Service Revenue Earned
The following table is a summary of insurance premiums and service revenue written and earned.

	2011		2010		2009
Year ended December 31, ($ in millions)	Written	Earned	Written	Earned	Written	Earned
Insurance premiums
Direct	$817	$742	$803	$734	$728	$779
Assumed	38	77	210	281	576	662
Gross insurance premiums	855	819	1,013	1,015	1,304	1,441
Ceded	(167)	(164)	(267)	(266)	(603)	(694)
Net insurance premiums	688	655	746	749	701	747
Service revenue	815	918	743	1,001	661	1,114
Insurance premiums and service revenue written and earned	$1,503	$1,573	$1,489	$1,750	$1,362	$1,861